Fair Value Measurements	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value Measurements	Fair Value Measurements
The framework for measuring fair value provides a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). Valuation techniques maximize the use of relevant observable inputs and minimize the use of unobservable inputs. The three levels of the fair value hierarchy under Topic 820 are described as follows:
Level 1 - Inputs to the valuation methodology are quoted prices (unadjusted in active markets for identical assets or liabilities) that the Plan can access at the measurement date.
Level 2 - Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly, such as:
•Quoted prices for similar assets or liabilities in active markets
•Quoted prices for identical or similar assets or liabilities in inactive markets
•Inputs other than quoted prices that are observable for the asset or liability
•Inputs that are derived principally from or corroborated by observable market data by correlation or other means
Level 3 - Inputs that are unobservable inputs for the asset or liability.
The following is a description of the valuation methodologies used for investments measured at fair value. The inputs or methodology to value securities are not necessarily an indication of risk associated with investing in those securities, and there have been no changes in the methodologies used at December 31, 2025 and 2024. Valuation techniques maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
•Common stocks are valued at the closing price reported in the active market on which the individual securities are traded.
•Mutual funds are valued at the daily closing price as reported by the fund. Mutual funds held by the Plan are open-ended mutual funds that are registered with the Securities and Exchange Commission. These funds are required to publish their daily net asset value and to transact at that price. The mutual funds held by the Plan are deemed to be actively traded.
•Common collective funds are measured at net asset value. The net asset value as provided by the trustees is used as a practical expedient to estimate fair value. The net asset value is based on the fair value of the underlying investments held by the fund less its liabilities. This practical expedient is not used when it is determined to be probable that the fund will sell the investment for an amount different than the reported net asset value. The use of net asset value is deemed appropriate as the collective funds do not have a finite life, unfunded commitments or significant restrictions on redemptions.
The preceding methods described may produce fair value calculations that may not be indicative of net realizable value or reflective of future fair values. Furthermore, although the Plan believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.
The following tables set forth by level, within the fair value hierarchy, the Plan’s assets carried at fair value as of December 31, 2025 and 2024, respectively. Classification within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.

	Assets at Fair Value as of December 31, 2025
(in millions)	Level 1	Level 2	Level 3	Total
Mutual funds	$266.3	$—	$—	$266.3
Common stocks	8.5	—	—	8.5
Total assets in the fair value hierarchy	274.8	—	—	274.8
Investments measured at net asset value (1)	—	—	—	541.1
Investments at fair value	$274.8	$—	$—	$815.9

	Assets at Fair Value as of December 31, 2024
(in millions)	Level 1	Level 2	Level 3	Total
Mutual funds	$281.6	$—	$—	$281.6
Common stocks	8.3	—	—	8.3
Total assets in the fair value hierarchy	289.9	—	—	289.9
Investments measured at net asset value (1)	—	—	—	546.9
Investments at fair value	$289.9	$—	$—	$836.8

(1) In accordance with Accounting Standard Codification 820-10, certain investments that were measured at net asset value per share (or its equivalent) have not been classified in the fair value hierarchy. The fair value amounts represented in this table are intended to permit reconciliation of the fair value hierarchy to the line items presented in the statement of net assets available for benefits.

Transfers Between Levels
The availability of observable market data is monitored to assess the appropriate classification of financial instruments within the fair value hierarchy. Changes in economic conditions or model-based valuation techniques may require the transfer of financial instruments from one fair value level to another. In such instances, the transfer is reported at the beginning of the reporting period.
We evaluate the significance of transfers between levels based upon the nature of the financial instrument and size of the transfer relative to the total net assets available for benefits. There were no transfers between levels during 2025 or 2024.